Intangible Assets - Schedule of Estimated Amortization Expense of Intangible Assets (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 274,039
2027	254,358
2028	65,184
2029	47,169
2030	$ 46,380